Summary of Significant Accounting Policies - Schedule of Net Liabilities Eliminated (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Initial public offering completion date	Apr. 15, 2013